Subsequent Events (Details) $ in Thousands					9 Months Ended
	Oct. 31, 2024 USD ($)	Feb. 05, 2024 USD ($)	Sep. 20, 2023	Jul. 01, 2023 USD ($)	Sep. 30, 2024 USD ($)	Mar. 31, 2024 shares	Mar. 22, 2024 shares	Mar. 12, 2024 shares	Feb. 26, 2024 shares	Jan. 03, 2024 USD ($)	Jan. 18, 2022 shares
Subsequent Events [Line Items]
Cash consideration					$ 1,500
Market Value of Listed Securities				$ 35,000
Consecutive trading days			30	10
Consideration on sale of office premises		$ 2,150
Shares issued (in Shares) | shares						1,900,000					1
Subsequent Event [Member]
Subsequent Events [Line Items]
Market Value of Listed Securities										$ 35,000
Shares issued (in Shares) | shares							105,615	2,000,000	1,723,744
Subsequent Event [Member] | Preliminary Sales and Purchase Agreement [Member] | Independent Third Party [Member]
Subsequent Events [Line Items]
Cash consideration	$ 1,600